Liabilities arising from securities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities Arising From Securities
Balance at the beginning of the fiscal year	R$ 139,678,128	R$ 130,383,015	R$ 116,042,393
Issuances	88,504,440	39,541,342	75,404,958
Payments	(79,939,286)	(33,038,049)	(63,400,960)
Interest	3,839,689	3,778,418	4,998,766
Exchange differences and Others	7,842,585	(986,598)	(2,662,142)
Balance at the end of the fiscal year	R$ 159,925,556	R$ 139,678,128	R$ 130,383,015